Related Party Transactions (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Non-controlling stockholders	$ 250,029
Related company of non-controlling stockholder	26,010
Commission income-related parties	$ 276,039